Disclosure About Fair Values of Financial Instruments - Summary of Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Other Assets - Net Profits Interests, beginning balance	$ 16,405	$ 8,489	$ 19,425
Other Assets - Net Profits Interests, addition of net profits interest to other assets				$ 8,489
Other Assets - Net Profits Interests, total net gains (losses) included in earnings	104	(161)	(2,427)	(161)
Other Assets - Net Profits Interests, distributions received	(316)	(86)	(805)	(86)
Other Assets - Net Profits Interests, ending balance	16,193	8,242	16,193	8,242
Other Assets - Net Profits Interests, net unrealized gains (losses) included in earnings relating to assets held at the end of the period	$ 104	$ (161)	$ (2,427)	$ (161)